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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:        /  /            (a)
             or fiscal year ending:       12/31/2008       (b)

Is this a transition report?   (Y/N):                                       N
                                                                          -----
                                                                           Y/N

Is this an amendment to a previous filing?   (Y/N):                         N
                                                                          -----
                                                                           Y/N

Those items or sub-items with a box "[X]Z[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

   B. File Number:      811-07711

   C. Telephone Number: (617) 663-3814

2. A. Street:           601 Congress Street

   B. City:             Boston

   C. State: Massachusetts

   D. Zip Code: 02210 Zip Ext. 2805

   E. Foreign Country: Foreign Postal Code:
                                                                            N
3. Is this the first filing on this form by Registrant?  (Y/N) ..........  ----
                                                                            Y/N

                                                                             N
4. Is this the last filing on this form by Registrant?  (Y/N) ...........  ----
                                                                            Y/N

                                                                             N
5. Is Registrant a small business investment company (SBIC)? (Y/N) ......  ----
   [If answer is "Y" (Yes), complete only items 89 through 110.]            Y/N

                                                                             Y
6. Is Registrant a unit investment trust (UIT)? (Y/N) ...................  ----
   [If answer is "Y" (Yes), complete only items 111 through 132.]           Y/N

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   For period ending        12/31/2008
   File number 811-         07711

111. A. [X]Z[X]  Depositor Name: ______________________________________________

     B. [X]Z[X]  File Number (if any): ________________________________________

     C. [X]Z[X]  City: ______________State: ______Zip Code: _____Zip Ext: _____

     D. [X]Z[X]  Foreign Country: ____________Foreign Postal Code: ____________

112. A. [X]Z[X]  Sponsor Name: ________________________________________________

     B. [X]Z[X]  File Number (if any): ________________________________________

     C. [X]Z[X]  City: ______________State: ______Zip Code: _____Zip Ext: _____

     D. [X]Z[X]  Foreign Country: ____________Foreign Postal Code: ____________

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   For period ending        12/31/2008
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113.  A. [X]Z[X]  Trustee Name: ________________________________________________

      B. [X]Z[X]  City: ______________State: ______Zip Code: _____Zip Ext: _____

      C. [X]Z[X]  Foreign Country: ____________Foreign Postal Code: ____________

114.  A. [X]Z[X]  Principal Underwriter Name: __________________________________

      B. [X]Z[X]  File Number (if any): ________________________________________

      C. [X]Z[X]  City: ______________State:_______Zip Code: _____Zip Ext: _____

      D. [X]Z[X]  Foreign Country: ____________Foreign Postal Code: ____________

115.  A. [X]Z[X]  Independent Public Accountant Name: __________________________

      B. [X]Z[X]  City: ______________State: ______Zip Code: _____Zip Ext: _____

      C. [X]Z[X]  Foreign Country: ____________Foreign Postal Code: ____________

116.  Family of investment companies information:

A.   [X]Z[X]    Is Registrant part of a family of investment companies? (Y/N).............................  ______
                                                                                                              Y/N

      B.   [X]Z[X]    Identify the family in 10 letters:       MANULIFEIS

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.    [X]Z[X]    Is Registrant a separate account of an insurance company? (Y/N) ....................  ______
                                                                                                              Y/N

           If answer is "Y" (Yes), are any of the following types of contracts funded by the
           Registrant:

     B.    [X]Z[X]    Variable annuity contracts? (Y/N) ..................................................  ______
                                                                                                              Y/N

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   For period ending        12/31/2008
   File number 811-         07711

     C.    [X]Z[X]    Schedule premium variable life contracts? (Y/N) ..................  ______
                                                                                           Y/N

     D.    [X]Z[X]    Flexible premium variable life contracts? (Y/N) ..................  ______
                                                                                           Y/N

     E.    [X]Z[X]    Other types of insurance products registered under the
                      Securities Act of 1933?  (Y/N) ...................................  ______
                                                                                           Y/N

118. [X]Z[X]  State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ...................  ______

119. [X]Z[X]  State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period ............  ______

120. [X]Z[X]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) .................  ______

121. [X]Z[X]  State the number of series for which a current prospectus was in existence at the end of the period .......................................  ______

122. [X]Z[X]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period ....  ______

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   For period ending        12/31/2008
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
123. [X]Z[X]  State the total value of the additional units considered in answering item 122 ($000's omitted) ................................................  ______

124. [X]Z[X]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ......................................  ______

125. [X]Z[X]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) .......................  ______

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
        (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series). ($000's omitted) ..............  ______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any): ................................................................  ______

                                                                          Number of          Total Assets        Total Income
                                                                           Series          ($000's omitted)     Distributions
                                                                          Investing                            ($000's omitted)
                                                                        --------------     ----------------    ----------------
A  U.S. Treasury direct issue .....................................                        $                   $
                                                                        --------------     ----------------    ----------------
B  U.S. Government agency .........................................                        $                   $
                                                                        --------------     ----------------    ----------------
C  State and municipal tax-free ...................................                        $                   $
                                                                        --------------     ----------------    ----------------
D  Public utility debt ............................................                        $                   $
                                                                        --------------     ----------------    ----------------
E  Broker or dealers debt or debt of brokers' or dealers' parent ..                        $                   $
                                                                        --------------     ----------------    ----------------
F  All other corporate intermed. & long-term debt .................                        $                   $
                                                                        --------------     ----------------    ----------------
G  All other corporate short-term debt ............................                        $                   $
                                                                        --------------     ----------------    ----------------
H  Equity securities or brokers or dealers or parents of brokers
   or dealers .....................................................                        $                   $
                                                                        --------------     ----------------    ----------------
I  Investment company equity securities ...........................                        $                   $
                                                                        --------------     ----------------    ----------------
J  All other equity securities ....................................     1                  $      1,007,035    $
                                                                        --------------     ----------------    ----------------
K  Other securities ...............................................                        $                   $
                                                                        --------------     ----------------    ----------------
L  Total assets of all series of Registrant .......................     1                  $      1,007,035    $
                                                                                           ----------------

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   For period ending        12/31/2008
   File number 811-         07711

128. [X]Z[X]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the insurer?
              (Y/N) ....................................................................   _________
                                                                                             Y/N

              [If answer is "N" (No), go to item 131.]

129. [X]Z[X]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current
              period? (Y/N).............................................................   _________
                                                                                             Y/N

              [If answer is "N" (No), go to item 131.]

130. [X]Z[X]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
              insurance or guarantees?  (Y/N) ..........................................   _________
                                                                                             Y/N

131. Total expenses incurred by all series of Registrants during the current
     reporting period ($000's omitted) .................................................   $  18,638
                                                                                           ---------
132. [X]Z[X]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-    _____________  811-  _____________   811-  ______________  811-  _______________  811-  _______________
811-    _____________  811-  _____________   811-  ______________  811-  _______________  811-  _______________
811-    _____________  811-  _____________   811-  ______________  811-  _______________  811-  _______________
811-    _____________  811-  _____________   811-  ______________  811-  _______________  811-  _______________
811-    _____________  811-  _____________   811-  ______________  811-  _______________  811-  _______________
811-    _____________  811-  _____________   811-  ______________  811-  _______________  811-  _______________
811-    _____________  811-  _____________   811-  ______________  811-  _______________  811-  _______________
811-    _____________  811-  _____________   811-  ______________  811-  _______________  811-  _______________
811-    _____________  811-  _____________   811-  ______________  811-  _______________  811-  _______________

133.  If the Registrant has divested itself of securities in accordance with
      Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

      A.    Name of the issuer;

      B.    Exchange ticker symbol;

      C.    CUSIP number;

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   For period ending        12/31/2008
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      D.    Total number of shares or, for debt securities, principal amount divested;

      E.    Date(s) that the securities were divested; and

      F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol, CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

This item 133 shall terminate one year after the date on which the provisions of
Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of the Act.

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   For period ending        12/31/2008
   File number 811-         07711

This report is signed on behalf of the registrant in the city of Boston, Massachusetts on the twenty-fifth day of February, 2009.

John Hancock Variable Annuity Account H

/s/ Yiji Starr
---------------------------------
By:
Yiji Starr
Vice President & CFO Annuities

/s/ Thomas J. Loftus
---------------------------------
Witness:
Thomas J. Loftus
Senior Counsel - Annuities